July 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Equity Trust

(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 113 (“Amendment”) to the Registration Statement of ING Equity Trust (“Registrant”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on September 28, 2012.

The Amendment is being filed primarily for the purpose of updating the disclosure for the Registrant’s Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares’ Prospectus, and Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares’ Statement of Additional Information (“SAI”), each dated September 28, 2012. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment
cc:	Huey P. Falgout, Jr., Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP